Other Non-Current Financial Assets (Details) - Schedule of Other Non-Current Financial Assets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Non-Current Financial Asset [Abstract]
Deposits	$ 285,523	$ 275,049
Other non-current financial asset	$ 285,523	$ 275,049